Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 1.6%
Aerojet Rocketdyne Holdings, Inc. (A)	15,951	$ 895,968
Cadre Holdings, Inc.	21,803	469,637
Curtiss-Wright Corp.	26,923	4,745,448
Hexcel Corp.	34,250	2,337,562
Mercury Systems, Inc. (A)	20,786	1,062,580
Moog, Inc., Class A	14,079	1,418,459

		10,929,654

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (A)	54,270	2,738,464

Automobile Components - 0.6%
Dorman Products, Inc. (A)	8,963	773,148
LCI Industries (B)	2,655	291,705
Patrick Industries, Inc. (B)	6,519	448,572
Visteon Corp. (A)	14,395	2,257,568

		3,770,993

Banks - 0.4%
Bancorp, Inc. (A)	55,199	1,537,292
First Bancorp (B)	21,193	752,776
ServisFirst Bancshares, Inc. (B)	11,186	611,091

		2,901,159

Beverages - 0.4%
Coca-Cola Consolidated, Inc.	4,759	2,546,446

Biotechnology - 8.8%
ACADIA Pharmaceuticals, Inc. (A)	66,841	1,257,948
Agios Pharmaceuticals, Inc. (A)	27,833	639,324
Akero Therapeutics, Inc. (A)	16,663	637,526
Alector, Inc. (A)	27,029	167,310
Alkermes PLC (A)	96,244	2,713,118
Allogene Therapeutics, Inc. (A) (B)	37,237	183,951
Amicus Therapeutics, Inc. (A)	93,640	1,038,468
Apellis Pharmaceuticals, Inc. (A) (B)	42,505	2,803,630
Avidity Biosciences, Inc. (A)	32,131	493,211
Biohaven Ltd. (A)	27,913	381,292
Blueprint Medicines Corp. (A)	35,953	1,617,525
C4 Therapeutics, Inc. (A)	9,785	30,725
Catalyst Pharmaceuticals, Inc. (A)	70,450	1,168,061
Cerevel Therapeutics Holdings, Inc. (A) (B)	38,816	946,722
CRISPR Therapeutics AG (A) (B)	32,832	1,484,991
Cytokinetics, Inc. (A) (B)	36,400	1,280,916
Denali Therapeutics, Inc. (A)	37,667	867,848
Exelixis, Inc. (A)	128,418	2,492,593
Fate Therapeutics, Inc. (A)	32,704	186,413
FibroGen, Inc. (A)	39,238	732,181
Generation Bio Co. (A) (B)	40,540	174,322
Halozyme Therapeutics, Inc. (A) (B)	110,160	4,207,010
Horizon Therapeutics PLC (A)	24,223	2,643,698
IGM Biosciences, Inc. (A) (B)	13,760	189,062
Insmed, Inc. (A) (B)	104,142	1,775,621
Intellia Therapeutics, Inc. (A) (B)	30,962	1,153,954
Ionis Pharmaceuticals, Inc. (A) (B)	66,735	2,385,109
Iovance Biotherapeutics, Inc. (A)	44,715	273,209
IVERIC bio, Inc. (A) (B)	53,042	1,290,512
Karuna Therapeutics, Inc. (A) (B)	13,406	2,435,066
Kymera Therapeutics, Inc. (A) (B)	25,670	760,602
Madrigal Pharmaceuticals, Inc., ADR (A)	3,017	730,898
Mirati Therapeutics, Inc. (A)	15,918	591,831

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Monte Rosa Therapeutics, Inc. (A)	5,200	$ 40,508
Morphic Holding, Inc. (A) (B)	10,496	395,069
Natera, Inc. (A)	42,266	2,346,608
Neurocrine Biosciences, Inc. (A)	17,893	1,811,129
Nurix Therapeutics, Inc. (A) (B)	12,618	112,048
Prometheus Biosciences, Inc. (A)	9,693	1,040,253
Prothena Corp. PLC (A) (B)	28,415	1,377,275
PTC Therapeutics, Inc. (A)	42,091	2,038,888
Relay Therapeutics, Inc. (A)	25,453	419,211
Replimune Group, Inc. (A)	40,933	722,877
REVOLUTION Medicines, Inc. (A) (B)	37,659	815,694
Rhythm Pharmaceuticals, Inc. (A)	9,043	161,327
Rocket Pharmaceuticals, Inc. (A)	28,382	486,184
Sage Therapeutics, Inc. (A)	23,894	1,002,592
Sarepta Therapeutics, Inc. (A)	12,867	1,773,459
Scholar Rock Holding Corp. (A) (B)	37,900	303,200
Seagen, Inc. (A)	9,368	1,896,739
Ultragenyx Pharmaceutical, Inc. (A)	26,573	1,065,577
Xencor, Inc. (A)	43,775	1,220,885
Zentalis Pharmaceuticals, Inc. (A) (B)	13,435	231,082

		58,995,252

Building Products - 1.9%
AAON, Inc.	22,735	2,198,247
Builders FirstSource, Inc. (A)	44,551	3,955,238
CSW Industrials, Inc.	15,694	2,180,367
Gibraltar Industries, Inc. (A)	8,690	421,465
UFP Industries, Inc.	48,689	3,869,315

		12,624,632

Capital Markets - 2.0%
Blue Owl Capital, Inc. (B)	154,633	1,713,334
FactSet Research Systems, Inc.	6,347	2,634,576
LPL Financial Holdings, Inc.	19,013	3,848,231
MarketAxess Holdings, Inc.	8,609	3,368,616
StoneX Group, Inc. (A)	14,600	1,511,538

		13,076,295

Chemicals - 2.1%
Axalta Coating Systems Ltd. (A)	86,154	2,609,605
Balchem Corp.	11,299	1,429,097
Element Solutions, Inc.	85,273	1,646,622
HB Fuller Co.	27,635	1,891,616
Ingevity Corp. (A)	19,423	1,389,133
Livent Corp. (A) (B)	88,239	1,916,551
Olin Corp.	22,277	1,236,373
Valvoline, Inc.	63,000	2,201,220

		14,320,217

Commercial Services & Supplies - 2.4%
Casella Waste Systems, Inc., Class A (A)	76,024	6,284,144
Clean Harbors, Inc. (A)	34,133	4,866,001
MSA Safety, Inc.	9,940	1,326,990
Rentokil Initial PLC, ADR	80,867	2,952,454
Ritchie Bros Auctioneers, Inc.	9,349	526,255

		15,955,844

Communications Equipment - 0.2%
Lumentum Holdings, Inc. (A) (B)	29,547	1,595,833

Construction & Engineering - 2.0%
Comfort Systems USA, Inc.	35,575	5,192,527
EMCOR Group, Inc.	31,231	5,077,848
WillScot Mobile Mini Holdings Corp. (A)	73,095	3,426,694

		13,697,069

Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 0.4%
Eagle Materials, Inc.	16,791	$ 2,464,079

Consumer Staples Distribution & Retail - 1.2%
BJ’s Wholesale Club Holdings, Inc. (A)	21,943	1,669,204
Casey’s General Stores, Inc.	7,188	1,555,915
Performance Food Group Co. (A)	80,966	4,885,488

		8,110,607

Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	219,706	5,600,306
Silgan Holdings, Inc.	28,737	1,542,315

		7,142,621

Distributors - 0.4%
Pool Corp.	7,735	2,648,773

Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (A)	2,288	176,153
Carriage Services, Inc.	17,374	530,255
Grand Canyon Education, Inc. (A)	28,668	3,265,285

		3,971,693

Diversified Telecommunication Services - 0.8%
Cogent Communications Holdings, Inc.	8,269	526,901
Iridium Communications, Inc.	77,422	4,794,744

		5,321,645

Electrical Equipment - 1.0%
Atkore, Inc. (A)	37,793	5,309,161
Shoals Technologies Group, Inc., Class A (A) (B)	65,232	1,486,637

		6,795,798

Electronic Equipment, Instruments & Components - 3.2%
Advanced Energy Industries, Inc.	24,708	2,421,384
Cognex Corp.	4,807	238,187
ePlus, Inc. (A)	7,794	382,218
Fabrinet (A)	34,411	4,086,650
Littelfuse, Inc.	6,049	1,621,676
National Instruments Corp.	50,896	2,667,459
Novanta, Inc. (A)	30,468	4,847,154
Teledyne Technologies, Inc. (A)	7,093	3,173,125
Zebra Technologies Corp., Class A (A)	5,408	1,719,744

		21,157,597

Energy Equipment & Services - 1.7%
ChampionX Corp.	62,398	1,692,858
Nabors Industries Ltd. (A) (B)	8,924	1,087,925
TechnipFMC PLC (A)	314,427	4,291,928
Transocean Ltd. (A)	129,372	822,806
Weatherford International PLC (A)	57,466	3,410,607

		11,306,124

Entertainment - 1.0%
Endeavor Group Holdings, Inc., Class A (A) (B)	120,110	2,874,232
World Wrestling Entertainment, Inc., Class A (B)	45,092	4,115,096

		6,989,328

Financial Services - 0.9%
Euronet Worldwide, Inc. (A)	19,729	2,207,675

	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
EVERTEC, Inc.	33,425	$ 1,128,094
Shift4 Payments, Inc., Class A (A) (B)	35,549	2,694,614

		6,030,383

Food Products - 1.5%
Darling Ingredients, Inc. (A)	7,250	423,400
Hostess Brands, Inc. (A)	78,416	1,950,990
Post Holdings, Inc. (A)	46,615	4,189,290
Simply Good Foods Co. (A)	89,723	3,568,284

		10,131,964

Ground Transportation - 1.7%
Landstar System, Inc.	15,441	2,767,954
RXO, Inc. (A)	31,216	613,082
Saia, Inc. (A) (B)	22,774	6,196,350
XPO, Inc. (A)	57,392	1,830,805

		11,408,191

Health Care Equipment & Supplies - 5.5%
AtriCure, Inc. (A)	28,405	1,177,387
CONMED Corp. (B)	14,659	1,522,484
Embecta Corp.	26,476	744,505
Globus Medical, Inc., Class A (A)	58,893	3,335,699
Haemonetics Corp. (A)	31,285	2,588,834
ICU Medical, Inc. (A) (B)	10,287	1,696,943
Inari Medical, Inc. (A) (B)	22,498	1,389,026
Inspire Medical Systems, Inc. (A)	17,634	4,127,590
iRhythm Technologies, Inc. (A)	17,530	2,174,246
Lantheus Holdings, Inc. (A)	53,598	4,425,051
Merit Medical Systems, Inc. (A)	53,829	3,980,655
Omnicell, Inc. (A) (B)	25,434	1,492,213
Penumbra, Inc. (A) (B)	8,498	2,368,308
PROCEPT BioRobotics Corp. (A)	23,894	678,590
Shockwave Medical, Inc. (A)	7,475	1,620,804
STERIS PLC	13,656	2,612,120
Tandem Diabetes Care, Inc. (A)	18,652	757,458

		36,691,913

Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (A)	14,117	1,019,953
Addus HomeCare Corp. (A)	26,385	2,816,863
Amedisys, Inc. (A)	12,472	917,316
AMN Healthcare Services, Inc. (A)	42,943	3,562,551
Chemed Corp.	2,107	1,133,039
CorVel Corp. (A)	15,374	2,925,365
Ensign Group, Inc.	59,261	5,661,796
ModivCare, Inc. (A)	7,075	594,866
Molina Healthcare, Inc. (A)	14,750	3,945,477
NeoGenomics, Inc. (A)	17,549	305,528
Option Care Health, Inc. (A)	110,366	3,506,328

		26,389,082

Health Care Technology - 0.3%
Evolent Health, Inc., Class A (A)	56,018	1,817,784

Hotel & Resort REITs - 0.1%
Ryman Hospitality Properties, Inc.	5,368	481,671

Hotels, Restaurants & Leisure - 5.9%
Bloomin’ Brands, Inc. (B)	63,328	1,624,363
Boyd Gaming Corp.	66,101	4,238,396
Choice Hotels International, Inc. (B)	34,580	4,052,430
Churchill Downs, Inc.	20,350	5,230,968
Domino’s Pizza, Inc.	4,368	1,440,872
Everi Holdings, Inc. (A)	84,738	1,453,257
Hilton Grand Vacations, Inc. (A)	49,117	2,182,268

Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Papa John’s International, Inc. (B)	12,498	$ 936,475
Planet Fitness, Inc., Class A (A)	35,163	2,731,110
Red Rock Resorts, Inc., Class A	51,819	2,309,573
SeaWorld Entertainment, Inc. (A)	26,509	1,625,267
Texas Roadhouse, Inc.	46,590	5,034,515
Travel & Leisure Co.	30,769	1,206,145
Vail Resorts, Inc.	7,063	1,650,482
Wendy’s Co.	176,919	3,853,296

		39,569,417

Household Durables - 1.6%
Cavco Industries, Inc. (A)	7,065	2,244,833
Helen of Troy Ltd. (A)	2,649	252,105
Skyline Champion Corp. (A)	30,936	2,327,315
Tempur Sealy International, Inc.	76,297	3,012,969
TopBuild Corp. (A)	12,422	2,585,515

		10,422,737

Independent Power & Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C	34,565	1,082,921
Ormat Technologies, Inc.	12,141	1,029,193

		2,112,114

Industrial REITs - 0.7%
First Industrial Realty Trust, Inc.	38,379	2,041,763
Rexford Industrial Realty, Inc.	28,678	1,710,643
Terreno Realty Corp.	18,960	1,224,816

		4,977,222

Insurance - 1.8%
BRP Group, Inc., Class A (A) (B)	32,121	817,801
Palomar Holdings, Inc. (A)	33,327	1,839,650
Primerica, Inc.	18,058	3,110,310
Ryan Specialty Holdings, Inc. (A) (B)	72,256	2,907,581
Selective Insurance Group, Inc.	35,499	3,384,120

		12,059,462

Interactive Media & Services - 0.2%
Ziff Davis, Inc. (A) (B)	15,028	1,172,935

IT Services - 0.5%
Gartner, Inc. (A)	4,176	1,360,416
Perficient, Inc. (A)	28,976	2,091,777

		3,452,193

Leisure Products - 0.6%
Brunswick Corp.	6,958	570,556
Mattel, Inc. (A)	182,414	3,358,242

		3,928,798

Life Sciences Tools & Services - 2.7%
10X Genomics, Inc., Class A (A)	29,832	1,664,327
Adaptive Biotechnologies Corp. (A) (B)	33,884	299,196
Bruker Corp.	19,210	1,514,516
Charles River Laboratories International, Inc. (A)	12,424	2,507,412
Maravai LifeSciences Holdings, Inc., Class A (A)	65,830	922,278
Medpace Holdings, Inc. (A) (B)	21,636	4,068,650
Olink Holding AB, ADR (A) (B)	23,493	529,297
Repligen Corp. (A) (B)	17,866	3,007,920
West Pharmaceutical Services, Inc.	9,404	3,258,204

		17,771,800

	Shares	Value
COMMON STOCKS (continued)
Machinery - 4.5%
Albany International Corp., Class A	18,301	$ 1,635,377
Evoqua Water Technologies Corp. (A)	34,660	1,723,295
Federal Signal Corp.	45,626	2,473,385
Graco, Inc.	9,941	725,792
John Bean Technologies Corp.	25,816	2,821,431
Kadant, Inc.	17,243	3,595,510
Lincoln Electric Holdings, Inc. (B)	17,466	2,953,501
RBC Bearings, Inc. (A)	17,056	3,969,443
SPX Technologies, Inc. (A)	40,865	2,884,252
Toro Co.	28,325	3,148,607
Watts Water Technologies, Inc., Class A	22,930	3,859,578

		29,790,171

Media - 0.8%
Nexstar Media Group, Inc.	25,689	4,435,463
TechTarget, Inc. (A)	5,795	209,315
Thryv Holdings, Inc. (A)	26,965	621,813

		5,266,591

Metals & Mining - 1.0%
Alpha Metallurgical Resources, Inc.	2,329	363,324
Arconic Corp. (A)	26,145	685,783
ATI, Inc. (A) (B)	46,661	1,841,243
Royal Gold, Inc.	29,270	3,796,612

		6,686,962

Oil, Gas & Consumable Fuels - 2.4%
APA Corp.	23,682	853,973
Arch Resources, Inc.	1,221	160,513
Centrus Energy Corp., Class A (A) (B)	11,877	382,439
Kosmos Energy Ltd. (A)	267,916	1,993,295
Magnolia Oil & Gas Corp., Class A	115,343	2,523,705
Matador Resources Co.	61,045	2,908,794
PBF Energy, Inc., Class A	11,649	505,101
PDC Energy, Inc.	16,083	1,032,207
Range Resources Corp.	96,515	2,554,752
SM Energy Co.	64,360	1,812,377
Targa Resources Corp.	11,525	840,749
Texas Pacific Land Corp.	191	324,895

		15,892,800

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	46,403	2,515,507

Personal Care Products - 1.4%
BellRing Brands, Inc. (A)	75,192	2,556,528
Coty, Inc., Class A (A)	214,216	2,583,445
Inter Parfums, Inc.	29,324	4,171,046

		9,311,019

Pharmaceuticals - 1.6%
Amphastar Pharmaceuticals, Inc. (A)	31,961	1,198,538
Arvinas, Inc. (A)	23,805	650,353
Catalent, Inc. (A)	28,789	1,891,725
DICE Therapeutics, Inc. (A)	18,002	515,757
Intra-Cellular Therapies, Inc. (A)	34,181	1,850,901
Pacira BioSciences, Inc. (A)	24,804	1,012,251
Pliant Therapeutics, Inc. (A)	6,249	166,223
Prestige Consumer Healthcare, Inc. (A)	24,842	1,555,854
Supernus Pharmaceuticals, Inc. (A)	32,965	1,194,322
Ventyx Biosciences, Inc. (A)	13,863	464,411

		10,500,335

Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 4.6%
ASGN, Inc. (A)	12,299	$ 1,016,758
Booz Allen Hamilton Holding Corp.	37,764	3,500,345
Broadridge Financial Solutions, Inc., ADR	11,009	1,613,589
CACI International, Inc., Class A (A)	15,664	4,640,930
CBIZ, Inc. (A)	59,621	2,950,643
Concentrix Corp.	13,125	1,595,344
ExlService Holdings, Inc. (A)	29,835	4,828,198
Exponent, Inc.	42,287	4,215,591
Insperity, Inc.	29,708	3,611,008
NV5 Global, Inc. (A)	12,534	1,303,160
SS&C Technologies Holdings, Inc.	22,644	1,278,707

		30,554,273

Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	19,182	1,287,688

Semiconductors & Semiconductor Equipment - 5.6%
Axcelis Technologies, Inc. (A)	34,769	4,632,969
Cirrus Logic, Inc. (A)	22,569	2,468,597
Diodes, Inc. (A)	35,377	3,281,571
Entegris, Inc.	19,697	1,615,351
FormFactor, Inc. (A)	56,491	1,799,238
Kulicke & Soffa Industries, Inc.	39,204	2,065,659
Lattice Semiconductor Corp. (A)	83,330	7,958,015
MaxLinear, Inc. (A)	63,315	2,229,321
MKS Instruments, Inc.	11,737	1,040,133
Monolithic Power Systems, Inc.	3,912	1,958,112
Onto Innovation, Inc. (A)	34,237	3,008,748
Power Integrations, Inc.	40,343	3,414,632
Synaptics, Inc. (A)	16,716	1,857,983

		37,330,329

Software - 8.6%
A10 Networks, Inc.	74,991	1,161,611
ACI Worldwide, Inc. (A)	46,369	1,251,036
Agilysys, Inc. (A)	18,211	1,502,590
Aspen Technology, Inc. (A)	6,585	1,507,109
Box, Inc., Class A (A)	98,420	2,636,672
Consensus Cloud Solutions, Inc. (A) (B)	8,068	275,038
Descartes Systems Group, Inc. (A)	59,289	4,779,286
Digital Turbine, Inc. (A) (B)	24,035	297,073
DoubleVerify Holdings, Inc. (A)	22,756	686,093
Envestnet, Inc. (A) (B)	31,620	1,855,145
Fair Isaac Corp. (A)	6,278	4,411,488
Fortinet, Inc. (A)	25,301	1,681,504
Informatica, Inc., Class A (A) (B)	70,778	1,160,759
Manhattan Associates, Inc. (A)	43,716	6,769,423
NCR Corp. (A)	54,453	1,284,546
Paylocity Holding Corp. (A)	13,224	2,628,667
PowerSchool Holdings, Inc., Class A (A)	77,787	1,541,738
PTC, Inc. (A)	20,995	2,692,189
Qualys, Inc. (A)	26,088	3,391,962
Rapid7, Inc. (A)	29,407	1,350,075
Sapiens International Corp. NV	67,210	1,459,801
SPS Commerce, Inc. (A)	32,853	5,003,512
Tenable Holdings, Inc. (A)	46,339	2,201,566
Teradata Corp. (A)	30,872	1,243,524
Tyler Technologies, Inc. (A)	6,776	2,403,041
Workiva, Inc. (A) (B)	21,184	2,169,453

		57,344,901

Specialized REITs - 0.2%
Life Storage, Inc.	12,797	1,677,559

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.9%
Academy Sports & Outdoors, Inc. (B)	37,807	$ 2,466,907
Asbury Automotive Group, Inc. (A)	2,599	545,790
Burlington Stores, Inc. (A)	8,183	1,653,784
Dick’s Sporting Goods, Inc.	20,817	2,953,724
Floor & Decor Holdings, Inc., Class A (A)	690	67,772
Murphy USA, Inc. (B)	15,528	4,007,000
Penske Automotive Group, Inc.	8,582	1,217,014

		12,911,991

Technology Hardware, Storage & Peripherals - 0.6%
Pure Storage, Inc., Class A (A)	151,143	3,855,658

Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (A)	44,232	2,078,904
Crocs, Inc. (A)	37,020	4,680,809
Deckers Outdoor Corp. (A)	7,264	3,265,531

		10,025,244

Trading Companies & Distributors - 1.4%
Herc Holdings, Inc.	18,215	2,074,688
McGrath RentCorp	20,349	1,898,765
SiteOne Landscape Supply, Inc. (A) (B)	21,042	2,880,019
Watsco, Inc. (B)	7,019	2,233,165

		9,086,637

Total Common Stocks (Cost $581,602,752)		661,515,454

MASTER LIMITED PARTNERSHIP - 0.1%
Independent Power & Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP (B)	14,555	884,216

Total Master Limited Partnership (Cost $1,157,218)		884,216

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	4,884,172	4,884,172

Total Other Investment Company (Cost $4,884,172)		4,884,172

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 2.10% (C), dated 03/31/2023, to be repurchased at $6,240,322 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 12/31/2024, and with a value of $6,364,106.	$ 6,239,230	6,239,230

Total Repurchase Agreement (Cost $6,239,230)		6,239,230

Total Investments (Cost $593,883,372)		673,523,072
Net Other Assets (Liabilities) - (1.0)%		(6,493,419)

Net Assets - 100.0%		$ 667,029,653

Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$661,515,454	$—	$—	$661,515,454
Master Limited Partnership	884,216	—	—	884,216
Other Investment Company	4,884,172	—	—	4,884,172
Repurchase Agreement	—	6,239,230	—	6,239,230

Total Investments	$667,283,842	$6,239,230	$—	$673,523,072

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $81,022,666, collateralized by cash collateral of $4,884,172 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $77,965,435. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 5

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6